Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provisions

	2018	2017
At January 1	210	173
Additional provisions	231	107
Disposals	(94)	(72)
Unused amounts reversed through the income statement	(1)	-
Used during the year	(34)	12
Net exchange differences	8	(9)
At December 31	320	210
Current	275	151
Non-current	45	60